Document And Entity Information	6 Months Ended
Jul. 31, 2015 USD ($) shares
Document Information [Line Items]
Entity Registrant Name	Van Eck Merk Gold Trust
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Public Float | $	$ 0
Amendment Flag	true
Amendment Description	The Trust is filing this Post-Effective Amendment No. 2 to the Amended Registration Statement, or this Post-Effective Amendment, to, among other things, (i) reflect the effects of the Name Change, (ii)_include its unaudited quarterly financial statements for the fiscal quarter ended July 31, 2015, as previously filed with the SEC, and (iii) update certain sections contained in the prospectus included herein to reflect information previously filed with the SEC in the Trust's current and periodic reports.
Entity Central Index Key	0001546652
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jul. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2
Van Eck Merk Gold Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,762,437
Common Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	0